Expenses By Nature - Schedule of Administrative Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Expenses By Nature Abstract
Office and overhead costs	$ 770	$ 495	$ 1,790	$ 1,397
Salaries and wages	308	386	1,377	1,037
Administrative expenses	$ 1,078	$ 881	$ 3,167	$ 2,434